   As filed with the Securities and Exchange Commission on December 19, 2008

                                                File Nos. 333-149595; 811-22190

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


    Registration Statement Under The Securities
                    Act of 1933                                            [X]
                          Post-Effective
                          Amendment No. 2                                  [X]
                          Post-Effective
                          Amendment No.                                    [_]

                       and/or

                    Registration
  Statement Under the Investment Company Act of 1940                       [X]
                  Amendment No. 3                                          [X]
          (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 4
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 19, 2008 TO

                       PROSPECTUS DATED JUNE 9, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Portfolio Not Available to New Contracts

The Franklin Templeton Fund Allocator Series - Franklin Templeton Founding Funds Allocation Fund - Class A is not available as an investment option under contracts issued on or after January 5, 2009. In addition, the Portfolio is not available as part of the Investment Strategy for any contract issued with a Living Benefit Rider (Lifetime Income Plus 2008 and Lifetime Income Plus Solution) on or after January 5, 2009. Specifically, the Portfolio will not be available as a Designated Subaccount or as part of the Build Your Own Asset Allocation Model for any contract issued with a Living Benefit Rider on or after January 5, 2009.

The prospectus is revised accordingly.

B. Charges for Lifetime Income Plus Solution

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------



45150 SUPPB 12/19/08

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract       0.95% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract     0.95% of benefit base plus
                                         0.20% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract       0.95% of benefit base plus
                                           0.50% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------



You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

The prospectus is revised accordingly.

C. Examples for Lifetime Income Plus Solution

The following examples for Lifetime Income Plus Solution are for contracts issued with Lifetime Income Plus Solution on or after January 5, 2009.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68             27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69             14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70              1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68             25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69             12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Part A and Part B of Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Securities and Exchange Commission on May 23, 2008, are incorporated by reference into this Post-Effective Amendment No. 2 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)       Resolution of Board of Directors of Genworth Life and Annuity
              Insurance Company authorizing the establishment of Genworth Life &
              Annuity VA Separate Account 4. Previously filed on March 7, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 4, Registration No. 333-149595.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement between Genworth Life and Annuity Insurance
              Company and Capital Brokerage Corporation. Previously filed on
              September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

 (3)(b)       Dealer Sales Agreement. Previously filed on September 13, 2002 with
              Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)    Form of contract. Previously filed on May 25, 2006 with the Initial
              Registration Statement on Form N-4 for Genworth Life & Annuity VA
              Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)   [Reserved.]

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
              Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)   Waiver of Surrender Charge Endorsement. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(v)    Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007, with Post-Effective Amendment No. 7 to form N-4 for Genworth Life &
              Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vii)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
              2007, with Post-Effective Amendment No. 7 to form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(viii) Payment Choice Endorsement P5357 06/07. Previously filed on March 7,
              2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 4, Registration No.
              333-149595.

 (4)(a)(ix)   Death Benefit Endorsement P5360 07/07. Previously filed on March 7,
              2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 4, Registration No.
              333-149595.

 (4)(a)(x)    Annuitant Endorsement P5377 09/07. Previously filed on March 7, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 4, Registration No. 333-149595.

 (4)(b)(i)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on November 27, 2007, with Post-Effective Amendment No. 7 to form N-4 for Genworth Life & Annuity VA Separate Account 2,
              Registration No. 333-134457.

 (4)(b)(i)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

 (4)(c)(i)(a) Annual Step-Up Death Benefit Rider P5222 1/06. Previously filed on
              May 25, 2006 with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 2, Registration
              No. 333-134457.

 (5)          Form of Application. Previously filed on July 26, 2006 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
              VA Separate Account 2, Registration No. 333-134457.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)       By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

 (7)          Not Applicable.

 (8)(a)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company and Invesco AIM Distributors, Inc. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-149595.

 (8)(b)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, AllianceBernstein Investor Services, Inc. and
              AllianceBernstein Investments, Inc. Previously filed on April 25,
              2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life
              & Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(c)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, Allianz Global Investors Fund Management LLC and
              Allianz Global Investors Distributors LLC. Previously filed on April
              25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(d)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, American Century Investment Services, Inc. and
              American Century Services, LLC. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(e)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, BlackRock Advisors, LLC and BlackRock
              Distributors, Inc. Previously filed on April 25, 2008 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
              VA Separate Account 1, Registration No. 333-149595.

 (8)(f) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Calamos Financial Services LLC and Calamos
        Advisors LLC. Previously filed on April 25, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate
        Account 1, Registration No. 333-149595.

 (8)(g) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Cohen & Steers Capital Management, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(h) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Capital Brokerage Corporation and Columbia
        Management Distributors, Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(i) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Davis New York Venture Fund and Davis Selected
        Advisers, L.P. Previously filed on April 25, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate
        Account 1, Registration No. 333-149595.

 (8)(j) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Eaton Vance Distributors, Inc. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life & Annuity VA Separate Account 1, Registration No.
        333-149595.

 (8)(k) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Evergreen Investment Services, Inc. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-149595.

 (8)(l) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Federated Securities Corp. Previously filed on
        April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life & Annuity VA Separate Account 1, Registration No.
        333-149595.

 (8)(m) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Fidelity Distributors Corporation. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-149595.

 (8)(n) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Franklin Templeton Distributors, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(o) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, GE Funds and GE Investment Distributors, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(p) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Janus Distributors LLC and Janus Services LLC.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(q) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, JPMorgan Advisors Inc. and JPMorgan Funds
        Management, Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(r) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Capital Brokerage Corporation and Legg Mason
        Investor Services, LLC. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(s) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Lord Abbett Distributor LLC. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life & Annuity VA Separate Account 1, Registration No.
        333-149595.

 (8)(t) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, OppenheimerFunds Distributor Inc. and
        OppenheimerFunds Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(u) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Prudential Investments LLC and Prudential Mutual
        Fund Services LLC. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(v) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Putnam Retail Management Limited Partnership and
        Putnam Fiduciary Trust Company. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(w) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, T. Rowe Price Investment Services, Inc. and T.
        Rowe Price Services, Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(x) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Thornburg Investment Management, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(y) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Van Kampen Comstock Fund, Van Kampen Funds Inc.
        and Van Kampen Asset Management. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-149595.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-149595.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-149595.

 (11)   Not Applicable.

 (12)   Not Applicable.

 (13)   Power of Attorney. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (14)   Power of Attorney for Kelly L. Groh. Previously filed on August 26,
        2008 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
        Life & Annuity VA Separate Account 4, Registration No. 333-149595.


Item 25.  Directors and Officers of the Depositor

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer

Paul A. Haley             Director, Senior Vice President and Chief Actuary

William C. Goings, II(4)  Director and Senior Vice President

Leon E. Roday(2)          Director and Senior Vice President

Geoffrey S. Stiff     Director and Senior Vice President

Brian J. Mason        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy       Senior Vice President, General Counsel and Secretary

Kelly L. Groh         Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)    Senior Vice President and Chief Investment Officer

Christopher J. Grady  Senior Vice President

James H. Reinhart     Senior Vice President

Patrick B. Kelleher   Senior Vice President

Thomas M. Stinson     Senior Vice President

Heather C. Harker     Vice President and Associate General Counsel

Jac J. Amerell        Vice President and Controller

Gary T. Prizzia(1)    Treasurer

Matthew P. Sharpe     Vice President


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

   (4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

 LOGO

Item 27.  Number of Contract Owners


   There were 393 owners of Qualified Contracts as of December 11, 2008.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)


         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230

         Name                 Address         Positions and Offices with Underwriter
         ----                  -------        --------------------------------------
Gary T. Prizzia........ 6620 W. Broad Street    Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.       Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable    11.0%         $0

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of December, 2008.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4 (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                 Name                              Title                        Date
  -               ----                             -----                         ----

        /s/  PAMELA S. SCHUTZ*     Chairperson of the Board, President    December 19, 2008
      ----------------------------   and Chief Executive Officer
           Pamela S. Schutz

      /s/  WILLIAM C. GOINGS, II*  Director and Senior Vice President     December 19, 2008
      ----------------------------
         William C. Goings, II

          /s/  PAUL A. HALEY*      Director, Senior Vice President and    December 19, 2008
      ----------------------------   Chief Actuary
             Paul A. Haley

          /s/  LEON E. RODAY*      Director and Senior Vice President     December 19, 2008
      ----------------------------
             Leon E. Roday

        /s/  GEOFFREY S. STIFF*    Director and Senior Vice President     December 19, 2008
      ----------------------------
           Geoffrey S. Stiff

          /s/  KELLY L. GROH*      Senior Vice President and Chief        December 19, 2008
      ----------------------------   Financial Officer
             Kelly L. Groh

         /s/  JAC J. AMERELL*      Vice President and Controller          December 19, 2008
      ----------------------------
            Jac J. Amerell

*By:    /s/  MATTHEW P. SHARPE     Pursuant to Power of   Attorney        December 19, 2008
      ---------------------------- executed on   March 31, 2008 and on
           Matthew P. Sharpe         August 15, 2008.


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